Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 — Related Party Transactions

The Company sells its products to an orthotics and prosthetics practice whose ownership includes an individual who is both a shareholder and executive officer of the Company. Sales to this related party are sold at standard list prices. During the nine months ended September 30, 2019 and 2018, revenue recognized on sales to this orthotics and prosthetics practice amounted to approximately $26,000 and $306,200, respectively. There were no amounts due from this related party at September 30, 2019 and December 31, 2018.

The Company also obtains consulting and fabrication services, reported in cost of goods sold, from the same related party. Charges for these services amounted to approximately $338,200 and $397,300 during the nine months ended September 30, 2019 and 2018, respectively. Included in accounts payable and accrued expenses at September 30, 2019 and December 31, 2018 is approximately $49,200 and $54,000, respectively, due to the related party.

Note 11 — Related Party Transactions

The Company sells its products to an orthotics and prosthetics practice whose ownership includes an individual who is both a minority shareholder and employee of the Company. Sales to this related party are sold at standard list prices. During the years ended December 31, 2018 and 2017 revenue recognized on sales to this orthotics and prosthetics practice amounted to approximately $306,200 and $53,500, respectively. There were no amounts due for this related party as of December 31, 2018. Included in accounts receivable at December 31, 2017 is approximately and $77,600, respectively, and due to the related party.

The Company also obtains consulting and fabrication services from the same related party. Charges for these services amounted to approximately $530,300 and $356,400 during the years ended December 31, 2018 and 2017, respectively. Included in accounts payable and accrued expenses at December 31, 2018 and 2017 is approximately $54,300 and $65,800, respectively, due to the related party.

An officer and director purchased 14,000 shares at $7.50 per share in the Company’s June 9, 2017 IPO. Certain directors and officers of the Company purchased 125,238 shares and 125,238 warrants to purchase shares of common stock, in the Company’s private placement under Regulation D Rule 506(b) that closed concurrently with its IPO on June 9, 2017, at the price of $5.25 per unit. The warrants are exercisable at an exercise price of $7.50 per share of common stock.

Certain directors and officers of the Company purchased 285,000 shares and 285,000 warrants to purchase shares of its common stock in the Company’s FBO, that closed on December 4, 2017, at the price to the public of $2.40. The warrants are exercisable at an exercise price of $2.95 per share of common stock.